RISK MANAGEMENT (Tables)	3 Months Ended
Mar. 31, 2023
Risk Management
SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below. The amount shown are those reported and translated into CAD at the closing rate.

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

March 31, 2023
Financial assets	3,154,245	1,031,792	34,040,669
Financial liabilities	(694,403)	(2,413,132)	(1,750,360)
Total exposure	2,459,842	(1,381,340)	32,290,309

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

December 31, 2022
Financial assets	2,834,303	473,980	32,058,793
Financial liabilities	(1,246,825)	(2,176,110)	(1,530,341)
Total exposure	1,587,478	(1,702,130)	30,528,452

SCHEDULE OF CHANGES IN EXCHANGE RATES

If the CAD strengthened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
March 31, 2023	122,992	(69,067)	53,925	1,614,515
December 31, 2022	79,374	(85,106)	(5,732)	1,526,423

If the CAD weakened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
March 31, 2023	(122,992)	69,067	(53,925)	(1,614,515)
December 31, 2022	(79,374)	85,106	5,732	(1,526,423)

SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at March 31, 2023:

	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	4,299,671	-	-	4,299,671
Vehicle financing	37,718	50,291	63,591	151,600
Lease liability	1,334,323	1,334,323	-	2,668,646
	5,671,712	1,384,614	63,591	7,119,917

SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH

In the management of capital, the Company includes the components of equity, loans and borrowings, and other current liabilities, net of cash.

	March 31, 2023	December 31, 2022
Shareholder’s equity	31,326,582	27,188,344
Current liabilities	12,574,288	12,462,372
	43,900,870	39,650,716
Cash	(5,314,247)	(5,162,991)
	38,586,623	34,487,725